UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2012

1.808792.108

SI-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.9%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 14,160
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,644
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27		4,830	6,919
2.75% 11/1/31 (h)		830	959
			7,878
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		9,500	9,381
5.5% 7/13/16		1,200	1,154
			10,535
TOTAL CONVERTIBLE BONDS			35,217
Nonconvertible Bonds - 36.6%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,166
10.75% 8/15/16 (h)		1,611	1,738
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,926
Dana Holding Corp.:
6.5% 2/15/19		3,770	4,034
6.75% 2/15/21		1,560	1,689
Delphi Corp.:
5.875% 5/15/19		5,365	5,754
6.125% 5/15/21		5,255	5,820
Exide Technologies 8.625% 2/1/18		2,135	1,836
International Automotive Components Group SA 9.125% 6/1/18 (h)		5,245	5,035
Stoneridge, Inc. 9.5% 10/15/17 (h)		2,330	2,516
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.:
6.875% 12/15/20		$ 6,205	$ 6,794
7.75% 8/15/18		1,545	1,684
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)		4,917	5,298
			49,290
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (h)		2,390	2,608
Ford Motor Co. 7.45% 7/16/31		2,365	2,941
General Motors Corp.:
6.75% 5/1/28 (d)		10,670	0
7.125% 7/15/13 (d)		1,605	0
7.2% 1/15/11 (d)		4,015	0
7.4% 9/1/25 (d)		500	0
7.7% 4/15/16 (d)		7,804	0
8.25% 7/15/23 (d)		4,845	0
8.375% 7/15/33 (d)		7,015	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)		3,970	4,456
			10,005
Distributors - 0.0%
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (h)		3,680	3,570
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	16,255	8,539
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (h)		20,685	20,788
9% 2/15/20 (h)		9,660	9,660
Chester Downs & Marina LLC 9.25% 2/1/20 (h)		1,520	1,505
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,557
Graton Economic Development Authority 9.625% 9/1/19 (h)		7,105	7,425
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,954
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,730
MGM Mirage, Inc. 10.375% 5/15/14		1,535	1,727
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(l)		2,333	1,633
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		$ 6,386	$ 6,631
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)		2,471	2,755
NCL Corp. Ltd. 9.5% 11/15/18		1,450	1,588
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		1,135	1,186
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	697
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)		1,540	1,271
Station Casinos LLC 3.66% 6/18/18 (f)(h)		20,450	17,076
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)		580	622
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,970	2,075
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)		718	273
Wok Acquisition Corp. 10.25% 6/30/20 (h)		2,580	2,728
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (h)		14,400	14,688
7.75% 8/15/20		22,030	24,398
			142,506
Household Durables - 1.1%
D.R. Horton, Inc. 4.375% 9/15/22		5,395	5,361
Jarden Corp. 6.125% 11/15/22		3,220	3,437
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		6,915	7,918
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (h)		24,830	24,861
6.875% 2/15/21		6,200	6,541
7.125% 4/15/19		12,480	13,166
8.25% 2/15/21		21,645	21,483
8.5% 5/15/18 (f)		445	452
9% 4/15/19		18,040	18,401
9.875% 8/15/19		11,065	11,770
Sealy Mattress Co. 10.875% 4/15/16 (h)		1,292	1,405
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,602
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
8.375% 1/15/21		$ 4,340	$ 4,926
Toll Brothers Finance Corp. 5.875% 2/15/22		5,175	5,731
			128,054
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		7,710	8,780
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,625
			10,405
Media - 1.4%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)		2,255	2,464
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,240	7,240
6.5% 4/30/21		10,200	10,914
6.625% 1/31/22		8,220	8,960
7.375% 6/1/20		5,685	6,339
7.875% 4/30/18		2,920	3,161
8.125% 4/30/20		6,955	7,859
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		3,718	4,035
Checkout Holding Corp. 0% 11/15/15 (h)		3,225	1,903
Clear Channel Communications, Inc.:
5.5% 9/15/14		485	437
10.75% 8/1/16		17,155	12,009
DISH DBS Corp.:
5.875% 7/15/22 (h)		21,635	22,176
6.75% 6/1/21		9,370	10,225
EchoStar Communications Corp. 7.125% 2/1/16		18,425	20,268
Liberty Media Corp. 8.5% 7/15/29		6,535	6,894
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
MDC Partners, Inc. 11% 11/1/16		845	921
MediMedia USA, Inc. 11.375% 11/15/14 (h)		850	791
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,478
Sinclair Television Group, Inc. 8.375% 10/15/18		3,550	3,923
Sirius XM Radio, Inc. 5.25% 8/15/22 (h)		4,765	4,741
Starz LLC/Starz Finance Corp. 5% 9/15/19 (h)		4,305	4,391
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		$ 5,940	$ 6,192
WMG Acquisition Corp. 11.5% 10/1/18		15,140	17,033
			165,354
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,608
Limited Brands, Inc. 5.625% 2/15/22		6,880	7,362
Michaels Stores, Inc. 7.75% 11/1/18 (h)		3,580	3,831
Office Depot, Inc. 9.75% 3/15/19 (h)		3,730	3,730
Sally Holdings LLC 6.875% 11/15/19		3,305	3,660
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,996
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)		2,770	2,964
			33,151
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,993
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,098
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,681
			19,772
TOTAL CONSUMER DISCRETIONARY			562,107
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 2% 12/16/19	EUR	3,850	4,968
Constellation Brands, Inc. 4.625% 3/1/23		2,575	2,627
			7,595
Food & Staples Retailing - 0.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)		4,655	4,981
Grifols, Inc. 8.25% 2/1/18		4,920	5,437
Rite Aid Corp.:
8% 8/15/20		4,380	4,971
9.25% 3/15/20		13,200	13,464
9.75% 6/12/16		590	643
10.25% 10/15/19		1,835	2,074
			31,570
Food Products - 0.3%
Agrokor d.d. 8.875% 2/1/20 (h)(j)		1,030	1,030
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Darling International, Inc. 8.5% 12/15/18		$ 1,130	$ 1,285
Dean Foods Co. 9.75% 12/15/18		7,250	8,247
Gruma SAB de CV 7.75% (Reg. S) (i)		5,480	5,535
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (h)		3,315	3,282
11.625% 5/1/14		5,200	5,824
MHP SA 10.25% 4/29/15 (h)		4,000	4,120
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,102
Smithfield Foods, Inc. 6.625% 8/15/22		4,710	4,887
			36,312
Household Products - 0.0%
Harbinger Group, Inc. 10.625% 11/15/15		2,645	2,833
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (h)		2,890	3,258
			6,091
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,716
NBTY, Inc. 9% 10/1/18		5,005	5,556
Prestige Brands, Inc. 8.125% 2/1/20		770	857
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,088
			12,217
TOTAL CONSUMER STAPLES			93,785
ENERGY - 5.5%
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,196
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (h)		5,735	5,506
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)		3,410	3,401
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,567
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		2,298	2,401
Oil States International, Inc. 6.5% 6/1/19		3,855	4,096
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,708
Precision Drilling Corp. 6.5% 12/15/21		940	1,003
Pride International, Inc. 6.875% 8/15/20		3,150	3,988
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Seadrill Ltd. 5.625% 9/15/17 (h)		$ 6,965	$ 7,017
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,615	1,728
			37,611
Oil, Gas & Consumable Fuels - 5.2%
Afren PLC 11.5% 2/1/16 (h)		2,375	2,702
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (h)		1,210	1,231
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,484
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,750	4,032
9.625% 8/1/20 (h)		4,800	5,172
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,499
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,076
Clayton Williams Energy, Inc. 7.75% 4/1/19		5,160	5,147
Concho Resources, Inc.:
5.5% 4/1/23		8,340	8,715
6.5% 1/15/22		6,135	6,733
7% 1/15/21		2,855	3,190
Continental Resources, Inc.:
5% 9/15/22		9,600	9,996
5% 9/15/22 (h)		14,490	15,142
7.125% 4/1/21		2,540	2,819
8.25% 10/1/19		885	1,000
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		2,235	2,269
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,277
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,362
9.75% 3/1/16		1,660	1,789
DTEK Finance BV 9.5% 4/28/15 (h)		2,435	2,447
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,023
Energy Partners Ltd. 8.25% 2/15/18		6,600	6,666
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,588
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	14,295
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,480
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp. 7.5% 9/15/20 (h)		$ 6,705	$ 6,655
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,372
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)		2,325	2,418
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		3,510	4,221
7% 5/5/20 (h)		4,100	5,048
9.125% 7/2/18 (h)		4,825	6,231
11.75% 1/23/15 (h)		3,030	3,659
Laredo Pete, Inc. 7.375% 5/1/22		5,910	6,477
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		19,190	20,293
8.625% 4/15/20		14,410	15,779
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,430
6.25% 6/15/22		9,605	10,373
6.75% 11/1/20		1,880	2,030
Naftogaz of Ukraine NJSC 9.5% 9/30/14		5,200	5,239
Newfield Exploration Co.:
5.625% 7/1/24		5,200	5,759
6.875% 2/1/20		12,875	14,130
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17		4,118	4,509
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (h)		6,865	6,144
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		7,424	8,686
Pan American Energy LLC 7.875% 5/7/21 (h)		3,960	3,584
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)		9,325	9,861
Pemex Project Funding Master Trust:
5.75% 3/1/18		5,050	5,903
6.625% 6/15/35		13,045	16,424
PetroBakken Energy Ltd. 8.625% 2/1/20 (h)		6,670	6,870
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,893
6.875% 1/20/40		3,505	4,371
8.375% 12/10/18		4,735	6,024
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	23,855
Petroleos de Venezuela SA:
4.9% 10/28/14		22,425	20,250
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
5% 10/28/15		$ 5,200	$ 4,394
5.375% 4/12/27		9,810	6,082
5.5% 4/12/37		4,980	3,025
8% 11/17/13		2,585	2,593
8.5% 11/2/17 (h)		48,355	43,640
9% 11/17/21 (Reg. S)		13,790	11,825
12.75% 2/17/22 (h)		18,475	18,845
Petroleos Mexicanos:
4.875% 1/24/22		3,930	4,435
5.5% 1/21/21		4,720	5,527
5.5% 6/27/44		5,525	6,022
6% 3/5/20		2,990	3,595
6.5% 6/2/41		4,275	5,329
6.625% (h)(i)		14,915	15,825
8% 5/3/19		2,695	3,540
Petroleum Development Corp. 12% 2/15/18		4,390	4,785
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,315
PT Adaro Indonesia 7.625% 10/22/19 (h)		3,959	4,355
PT Pertamina Persero:
4.875% 5/3/22 (h)		5,190	5,553
5.25% 5/23/21 (h)		3,185	3,496
6% 5/3/42 (h)		4,240	4,579
6.5% 5/27/41 (h)		4,930	5,620
QEP Resources, Inc. 5.25% 5/1/23		5,955	6,074
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (h)		4,060	4,151
Range Resources Corp.:
5% 8/15/22		1,210	1,267
5.75% 6/1/21		1,210	1,292
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,832
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,926
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,589
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (h)		2,660	2,820
6.875% 2/1/21		2,785	3,036
11.25% 7/15/17		4,265	4,809
Teekay Corp. 8.5% 1/15/20		3,695	3,898
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.:
7% 10/15/28		$ 550	$ 735
7.625% 4/1/37		1,035	1,450
8.375% 6/15/32		1,155	1,655
Tesoro Corp.:
4.25% 10/1/17		2,970	3,059
5.375% 10/1/22		3,340	3,440
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (h)		1,010	1,030
Venoco, Inc.:
8.875% 2/15/19		7,315	6,364
11.5% 10/1/17		5,185	5,341
WPX Energy, Inc. 6% 1/15/22		7,035	7,510
			622,280
TOTAL ENERGY			659,891
FINANCIALS - 7.6%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		5,755	6,115
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	5,300	9,974
Penson Worldwide, Inc. 12.5% 5/15/17 (h)		3,580	752
			16,841
Commercial Banks - 2.1%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	3,400	6,589
Access Finance BV 7.25% 7/25/17 (h)		2,850	2,978
Akbank T.A.S. 5.125% 7/22/15 (h)		6,945	7,197
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (h)		1,280	1,578
Banque Federative du Credit Mutuel SA 3.25% 8/23/22	EUR	2,100	2,776
Barclays Bank PLC 4.25% 1/12/22	GBP	3,850	7,077
BBVA Paraguay SA 9.75% 2/11/16 (h)		4,180	4,389
CIT Group, Inc.:
4.25% 8/15/17		10,445	10,784
5% 5/15/17		12,005	12,785
5% 8/15/22		8,305	8,637
5.25% 3/15/18		24,005	25,745
5.375% 5/15/20		10,385	11,242
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (h)		$ 35,510	$ 38,440
Co-Operative Bank PLC 4.75% 11/11/21	GBP	4,110	7,670
Commonwealth Bank of Australia 3% 9/4/26	GBP	3,800	6,131
Development Bank of Philippines 8.375% (i)(l)		6,440	7,116
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,385	2,385
European Investment Bank 5.375% 6/7/21	GBP	4,250	8,480
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (h)		4,395	4,516
HSBK (Europe) BV:
7.25% 5/3/17 (h)		5,050	5,353
9.25% 10/16/13 (h)		3,262	3,441
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	290,000	1,754
8.2% 12/12/12	NGN	920,000	5,765
JSC Kazkommertsbank BV 8% 11/3/15 (h)		4,460	4,192
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		1,675	1,650
Nordea Bank AB 2.25% 10/5/17 (Reg. S)	EUR	3,000	4,006
RSHB Capital SA:
6% 6/3/21 (h)		2,155	2,190
9% 6/11/14 (h)		2,120	2,351
SSB #1 PLC 8.25% 3/10/16		950	906
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		7,050	5,781
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		3,965	4,030
Turkiye Garanti Bankasi A/S 4% 9/13/17 (h)		2,420	2,432
US Bank NA 0.817% 2/28/17 (l)	EUR	1,600	2,036
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		10,485	11,507
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (h)		4,900	5,464
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co. 2.625% 8/16/22	EUR	4,000	$ 5,191
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (h)		4,205	4,520
			249,084
Consumer Finance - 2.5%
Ally Financial, Inc.:
3.6375% 2/11/14 (l)		7,265	7,301
5.5% 2/15/17		7,530	7,850
7.5% 9/15/20		41,390	47,495
8% 3/15/20		28,925	33,842
Ford Motor Credit Co. LLC:
4.25% 2/3/17		24,035	25,544
4.25% 9/20/22		5,147	5,276
5.75% 2/1/21		2,370	2,654
5.875% 8/2/21		17,745	20,076
12% 5/15/15		12,770	15,874
General Motors Acceptance Corp. 8% 11/1/31		27,890	32,120
GMAC LLC:
6.75% 12/1/14		2,965	3,158
8% 11/1/31		64,378	74,839
SLM Corp.:
6% 1/25/17		9,240	10,060
7.25% 1/25/22		8,430	9,252
8% 3/25/20		7,185	8,281
			303,622
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,705	5,081
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,650	6,434
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		1,590	1,753
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	214	423
8.151% 12/31/30	GBP	475	1,086
European Economic Community 2.875% 4/4/28	EUR	6,500	8,729
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (h)		5,580	5,985
9.375% 5/1/20 (h)		23,220	25,252
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (h)		1,660	1,760
FMS Wertmanagement AoeR 3% 9/8/21	EUR	11,500	16,239
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
GE Capital UK Funding 4.375% 7/31/19	GBP	5,050	$ 8,851
General Motors Financial Co., Inc. 6.75% 6/1/18		6,140	6,800
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		4,195	4,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		14,795	15,424
8% 1/15/18		37,667	40,398
8% 1/15/18 (h)		3,785	4,050
Indo Energy Finance BV 7% 5/7/18 (h)		4,210	4,357
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	700	899
Magnesita Finance Ltd. 8.625% (h)(i)		2,595	2,686
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	1,350	2,475
Regions Financing Trust II 6.625% 5/15/47 (l)		4,735	4,617
TMK Capital SA 7.75% 1/27/18		6,100	6,222
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		11,580	13,578
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)(l)		2,910	3,172
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (h)		7,210	7,787
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (h)		3,025	3,282
6.8% 11/22/25 (h)		3,065	3,594
6.902% 7/9/20 (h)		7,355	8,605
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(l)		22,593	17,287
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		9,020	9,640
			241,091
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (h)		2,460	2,509
USI Holdings Corp. 4.3095% 11/15/14 (h)(l)		920	890
			3,399
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	8,691
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	14,953
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
6.75% 10/15/22		$ 8,390	$ 9,271
7.5% 2/15/20		4,860	5,395
			38,310
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	6,080
Realogy Corp.:
7.625% 1/15/20 (h)		6,330	6,979
7.875% 2/15/19 (h)		7,240	7,674
9% 1/15/20 (h)		5,210	5,757
Taylor Morrison Community Monarch 7.75% 4/15/20 (h)		3,830	4,098
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,491	4,319
			34,907
Thrifts & Mortgage Finance - 0.2%
General Electric Capital Corp.:
2.125% 12/21/12		15,000	15,064
2.625% 12/28/12		5,402	5,435
			20,499
TOTAL FINANCIALS			907,753
HEALTH CARE - 3.6%
Health Care Equipment & Supplies - 0.2%
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (h)(j)		2,270	2,412
9.875% 4/15/18 (h)(j)		2,275	2,241
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (h)		8,645	9,077
12.5% 11/1/19 (h)		8,745	8,308
			22,038
Health Care Providers & Services - 2.7%
Community Health Systems, Inc.:
5.125% 8/15/18		4,870	5,053
7.125% 7/15/20		4,885	5,203
8% 11/15/19		13,255	14,597
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,744
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc.:
5.75% 8/15/22		$ 4,625	$ 4,810
6.375% 11/1/18		12,740	13,536
6.625% 11/1/20		3,875	4,117
Emergency Medical Services Corp. 8.125% 6/1/19		6,200	6,572
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (h)		15,215	16,166
5.875% 1/31/22 (h)		16,815	17,950
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	5,382
HCA Holdings, Inc. 7.75% 5/15/21		38,425	41,691
HCA, Inc.:
5.875% 3/15/22		19,190	20,797
6.5% 2/15/16		4,220	4,621
6.5% 2/15/20		9,920	11,008
7.25% 9/15/20		38,835	43,301
7.5% 2/15/22		12,110	13,684
8% 10/1/18		1,365	1,573
Health Management Associates, Inc. 7.375% 1/15/20 (h)		2,985	3,231
HealthSouth Corp.:
5.75% 11/1/24		3,000	3,068
8.125% 2/15/20		7,395	8,238
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		7,105	6,785
InVentiv Health, Inc. 10% 8/15/18 (h)		905	787
Radiation Therapy Services, Inc. 8.875% 1/15/17		4,840	4,671
ResCare, Inc. 10.75% 1/15/19		2,735	3,036
Rotech Healthcare, Inc. 10.5% 3/15/18		2,475	1,411
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18		1,200	1,308
8.125% 11/1/18 (h)		3,385	3,690
Tenet Healthcare Corp.:
6.25% 11/1/18		38,116	42,023
6.875% 11/15/31		2,900	2,596
8% 8/1/20		7,245	7,779
UHS Escrow Corp. 7% 10/1/18		1,020	1,102
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		$ 4,295	$ 4,531
Vanguard Health Systems, Inc. 0% 2/1/16		241	169
			326,230
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)		4,860	5,164
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (h)		4,285	4,574
			9,738
Pharmaceuticals - 0.6%
Elan Finance PLC/Elan Finance Corp.:
6.25% 10/15/19 (h)		4,365	4,398
8.75% 10/15/16		5,775	6,309
Leiner Health Products, Inc. 11% 6/1/49 (d)		1,885	0
Mylan, Inc.:
6% 11/15/18 (h)		10,955	11,612
7.625% 7/15/17 (h)		3,900	4,319
7.875% 7/15/20 (h)		7,040	7,902
Valeant Pharmaceuticals International:
6.375% 10/15/20 (h)(j)		3,625	3,698
6.75% 8/15/21 (h)		9,090	9,431
6.875% 12/1/18 (h)		8,900	9,367
VPI Escrow Corp. 6.375% 10/15/20 (h)(j)		14,380	14,721
			71,757
TOTAL HEALTH CARE			429,763
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	456
12% 11/1/14 pay-in-kind		1,491	1,386
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		18,060	19,573
7.125% 3/15/21		1,675	1,803
			23,218
Airlines - 0.4%
Air Canada 9.25% 8/1/15 (h)		7,170	7,439
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		$ 782	$ 825
Continental Airlines, Inc. 7.25% 11/10/19		4,567	5,161
Delta Air Lines, Inc. 9.5% 9/15/14 (h)		1,214	1,272
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,910	8,740
8.021% 8/10/22		3,327	3,594
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,065	2,266
8.028% 11/1/17		593	630
United Air Lines, Inc.:
9.875% 8/1/13 (h)		1,735	1,794
12% 11/1/13 (h)		3,415	3,543
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,781	7,815
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		5,092	5,550
			48,629
Building Products - 0.2%
Building Materials Corp. of America 6.75% 5/1/21 (h)		4,665	5,108
HD Supply, Inc.:
8.125% 4/15/19 (h)		4,815	5,248
11% 4/15/20 (h)		11,030	12,243
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (h)(l)		1,230	1,335
			23,934
Commercial Services & Supplies - 1.9%
ADS Tactical, Inc. 11% 4/1/18 (h)		1,640	1,632
American Reprographics Co. 10.5% 12/15/16		4,570	4,799
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (h)		2,915	2,951
Clean Harbors, Inc. 5.25% 8/1/20 (h)		3,395	3,497
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,478
Garda World Security Corp. 9.75% 3/15/17 (h)		2,260	2,362
International Lease Finance Corp.:
5.75% 5/15/16		12,000	12,760
5.875% 4/1/19		23,935	25,378
6.25% 5/15/19		24,025	25,827
6.75% 9/1/16 (h)		14,655	16,487
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
7.125% 9/1/18 (h)		$ 27,064	$ 31,597
8.25% 12/15/20		12,385	14,738
8.625% 9/15/15		7,985	9,083
8.625% 1/15/22		29,075	35,108
8.75% 3/15/17		18,075	21,103
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,810
The Geo Group, Inc. 7.75% 10/15/17		2,845	3,058
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,380
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)		3,355	3,338
			230,386
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (h)(i)		10,580	11,241
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		680	703
Instituto Costarricense de Electricidad 6.95% 11/10/21 (h)		1,380	1,532
Sensata Technologies BV 6.5% 5/15/19 (h)		5,310	5,668
			7,903
Industrial Conglomerates - 0.0%
Sequa Corp. 13.5% 12/1/15 pay-in-kind (h)		4,393	4,569
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18		650	668
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,231
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)		3,460	3,616
			6,515
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,482
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,790	4,383
8.875% 11/1/17		11,300	11,667
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		1,320	1,254
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,681
			21,467
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (h)		$ 2,575	$ 2,897
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,485	2,777
12.5% 4/1/16		2,050	2,281
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)		3,485	3,694
Swift Services Holdings, Inc. 10% 11/15/18		9,790	10,573
Western Express, Inc. 12.5% 4/15/15 (h)		5,935	3,976
			26,198
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
6.75% 4/15/17		6,765	7,289
7.625% 4/15/20		3,750	4,153
9.75% 8/1/18		9,000	10,238
			21,680
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		4,648	4,578
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,200	2,303
			6,881
TOTAL INDUSTRIALS			432,621
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.3%
Avaya, Inc.:
9.75% 11/1/15		6,165	5,471
10.125% 11/1/15 pay-in-kind (l)		4,120	3,667
Brocade Communications Systems, Inc.:
6.625% 1/15/18		6,605	6,861
6.875% 1/15/20		2,095	2,265
Lucent Technologies, Inc.:
6.45% 3/15/29		18,705	12,252
6.5% 1/15/28		6,570	4,271
			34,787
Computers & Peripherals - 0.2%
NCR Corp. 5% 7/15/22 (h)		4,200	4,268
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate HDD Cayman:
7% 11/1/21		$ 6,295	$ 6,736
7.75% 12/15/18		9,070	10,022
			21,026
Electronic Equipment & Components - 0.0%
Atkore International, Inc. 9.875% 1/1/18		2,155	2,090
Jabil Circuit, Inc. 4.7% 9/15/22		4,705	4,681
			6,771
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	9,059
j2 Global, Inc. 8% 8/1/20 (h)		3,460	3,477
			12,536
IT Services - 0.7%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,218
7.875% 7/15/20		3,910	4,389
First Data Corp.:
6.75% 11/1/20 (h)		10,570	10,517
7.375% 6/15/19 (h)		24,130	24,854
SunGard Data Systems, Inc. 7.375% 11/15/18		4,435	4,757
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)		24,265	25,296
13.375% 10/15/19 (h)		12,000	12,240
			85,271
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
8.05% 2/1/20		4,065	3,984
10.75% 8/1/20		4,281	4,634
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)		13,190	15,136
Spansion LLC 11.25% 1/15/16 (d)(h)		4,255	261
			24,015
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (h)		$ 2,445	$ 2,524
Open Solutions, Inc. 9.75% 2/1/15 (h)		870	740
			3,264
TOTAL INFORMATION TECHNOLOGY			187,670
MATERIALS - 3.1%
Chemicals - 0.8%
Braskem America Finance Co. 7.125% 7/22/41 (h)		2,325	2,488
Ferro Corp. 7.875% 8/15/18		4,325	4,174
INEOS Finance PLC:
7.5% 5/1/20 (h)		3,620	3,665
8.375% 2/15/19 (h)		3,275	3,447
INEOS Group Holdings PLC 8.5% 2/15/16 (h)		6,355	6,005
LyondellBasell Industries NV:
5% 4/15/19		7,200	7,650
5.75% 4/15/24		7,200	8,154
6% 11/15/21		20,050	22,857
Momentive Performance Materials, Inc.:
9% 1/15/21		14,450	10,476
10% 10/15/20 (h)		2,745	2,772
NOVA Chemicals Corp. 3.8549% 11/15/13 (l)		1,690	1,686
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		2,020	2,020
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)		3,202	3,426
PolyOne Corp. 7.375% 9/15/20		1,845	1,997
Rockwood Specialties Group, Inc. 4.625% 10/15/20		8,910	9,021
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)		1,245	1,345
TPC Group LLC 8.25% 10/1/17		2,195	2,393
			93,576
Construction Materials - 0.6%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (h)		2,860	2,867
9.875% 4/30/19 (h)		5,015	5,140
CEMEX Finance LLC 9.5% 12/14/16 (h)		23,525	24,348
CEMEX SA de CV:
5.3623% 9/30/15 (h)(l)		12,390	11,956
9.5% 6/15/18 (h)		17,190	17,534
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - continued
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		$ 3,215	$ 3,548
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (h)		5,240	5,450
			70,843
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)		4,286	4,265
Berry Plastics Holding Corp. 4.2638% 9/15/14 (l)		640	635
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (l)		2,700	2,728
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		2,060	2,194
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	10,750
7.5% 12/15/96		3,685	3,114
Rock-Tenn Co.:
4.45% 3/1/19 (h)		1,480	1,586
4.9% 3/1/22 (h)		1,380	1,495
Sappi Papier Holding GmbH:
7.75% 7/15/17 (h)		2,600	2,782
8.375% 6/15/19 (h)		3,515	3,761
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,984
Tekni-Plex, Inc. 9.75% 6/1/19 (h)		4,350	4,655
			47,949
Metals & Mining - 1.1%
Aleris International, Inc.:
6% 6/1/20 (h)		33	66
9% 12/15/14 pay-in-kind (d)(l)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (h)		3,085	3,471
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		4,040	4,131
Edgen Murray Corp. 12.25% 1/15/15		8,130	8,658
EVRAZ Group SA:
8.25% 11/10/15 (h)		8,070	8,816
9.5% 4/24/18 (Reg. S)		3,150	3,544
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)		6,325	5,835
6.875% 2/1/18 (h)		10,075	9,370
6.875% 4/1/22 (h)		15,965	14,608
8.25% 11/1/19 (h)		31,155	29,987
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
IAMGOLD Corp. 6.75% 10/1/20 (h)		$ 6,045	$ 5,924
Metinvest BV 10.25% 5/20/15 (h)		3,370	3,395
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)		2,265	1,387
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)		1,135	851
Mongolian Mining Corp. 8.875% 3/29/17 (h)		4,385	4,462
New Gold, Inc. 7% 4/15/20 (h)		1,230	1,296
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)		3,435	3,504
RathGibson, Inc. 11.25% 2/15/14 (d)		5,755	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)(j)		7,005	7,058
11.25% 10/15/18 (h)(j)		4,855	4,855
Southern Copper Corp. 6.75% 4/16/40		2,280	2,628
SunCoke Energy, Inc. 7.625% 8/1/19		1,315	1,331
Vale SA 5.625% 9/11/42		2,875	2,925
Votorantim Cimentos SA 7.25% 4/5/41 (h)		3,155	3,407
			131,509
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		12,998	14,785
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,332
NewPage Corp.:
6.504% 5/1/49 (d)(l)		1,770	49
11.375% 12/31/14 (d)		4,775	3,008
P.H. Glatfelter Co. 7.125% 5/1/16		550	564
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		5,480	849
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (h)		7,010	7,396
			27,983
TOTAL MATERIALS			371,860
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.2%
Alestra SA de RL de CV 11.75% 8/11/14		7,635	8,589
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,809
9% 8/15/31		3,655	3,902
Consolidated Communications, Inc. 10.875% 6/1/20 (h)		2,395	2,533
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)		$ 5,063	$ 5,180
Eileme 2 AB 11.625% 1/31/20 (h)		9,395	10,428
Frontier Communications Corp.:
8.5% 4/15/20		12,120	13,787
8.75% 4/15/22		6,585	7,474
Level 3 Communications, Inc. 8.875% 6/1/19 (h)		1,640	1,714
Level 3 Financing, Inc.:
8.125% 7/1/19		3,845	4,066
8.625% 7/15/20		8,760	9,461
10% 2/1/18		3,845	4,278
SBA Telecommunications, Inc. 5.75% 7/15/20 (h)		5,760	6,048
Sprint Capital Corp.:
6.875% 11/15/28		25,410	23,504
8.75% 3/15/32		31,461	32,562
TW Telecom Holdings, Inc. 5.375% 10/1/22 (h)		3,935	4,024
U.S. West Communications:
6.875% 9/15/33		2,535	2,567
7.25% 9/15/25		535	655
7.25% 10/15/35		1,455	1,520
			147,101
Wireless Telecommunication Services - 2.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)		6,042	5,982
Clearwire Escrow Corp. 12% 12/1/15 (h)		9,205	9,067
Digicel Group Ltd.:
7% 2/15/20 (h)		980	1,009
8.25% 9/1/17 (h)		10,205	10,945
8.25% 9/30/20 (h)		37,275	39,046
10.5% 4/15/18 (h)		34,610	37,638
12% 4/1/14 (h)		9,725	10,795
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.375% 9/14/29	GBP	2,450	3,964
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (h)(j)		10,390	10,312
7.25% 4/1/19		11,235	12,078
7.25% 10/15/20 (h)		15,330	16,480
7.5% 4/1/21		27,065	29,095
8.5% 11/1/19		4,220	4,737
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Wireless, Inc. 7.875% 9/1/18		$ 3,933	$ 4,267
MTS International Funding Ltd. 8.625% 6/22/20 (h)		9,680	11,664
NII Capital Corp. 7.625% 4/1/21		6,430	5,112
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		11,684	11,509
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		7,350	7,681
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,465	4,755
VimpelCom Holdings BV 7.5043% 3/1/22 (h)		2,595	2,718
			238,854
TOTAL TELECOMMUNICATION SERVICES			385,955
UTILITIES - 3.0%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (h)		2,890	3,035
Chivor SA E.S.P. 9.75% 12/30/14 (h)		2,355	2,720
Comision Federal de Electricid 5.75% 2/14/42 (h)		1,600	1,792
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		4,499	2,250
Majapahit Holding BV:
7.75% 1/20/20 (h)		3,370	4,238
8% 8/7/19 (h)		1,805	2,279
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,340
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	2,000	3,304
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (h)		15,215	11,906
			35,864
Gas Utilities - 0.3%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (h)		4,875	5,070
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,985	2,273
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,586
8% 3/1/32		3,550	5,022
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,465
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21 (h)		$ 3,702	$ 3,952
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		15,545	13,213
			40,581
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18		9,120	9,781
Calpine Corp.:
7.5% 2/15/21 (h)		6,325	6,847
7.875% 7/31/20 (h)		16,935	18,629
7.875% 1/15/23 (h)		26,885	29,708
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (h)		4,775	5,444
Energy Future Holdings Corp.:
10% 1/15/20		11,210	12,261
10.875% 11/1/17		4,435	4,036
12% 11/1/17 pay-in-kind (l)		6,785	6,012
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (h)		1,895	1,961
10% 12/1/20		53,863	60,461
11% 10/1/21		30,866	31,175
11.75% 3/1/22 (h)		33,710	35,817
GenOn Energy, Inc.:
9.5% 10/15/18		3,080	3,496
9.875% 10/15/20		11,570	12,843
Listrindo Capital BV 6.95% 2/21/19 (h)		2,440	2,672
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		2,880	3,989
TXU Corp.:
5.55% 11/15/14		1,860	1,497
6.5% 11/15/24		14,460	8,604
6.55% 11/15/34		30,155	16,434
			271,667
Multi-Utilities - 0.1%
Centrica PLC:
4.25% 9/12/44	GBP	2,000	3,160
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Centrica PLC: - continued
4.375% 3/13/29	GBP	2,300	$ 4,021
Puget Energy, Inc. 5.625% 7/15/22 (h)		3,690	3,911
			11,092
TOTAL UTILITIES			359,204
TOTAL NONCONVERTIBLE BONDS			4,390,609
TOTAL CORPORATE BONDS (Cost $4,114,956)			4,425,826
U.S. Government and Government Agency Obligations - 20.7%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.5% 5/27/15		3,810	3,822
0.5% 7/2/15 (g)		91,152	91,437
Federal Home Loan Bank:
0.375% 11/27/13		4,550	4,558
0.875% 12/27/13		775	781
1% 6/21/17		8,670	8,775
Private Export Funding Corp. secured 4.974% 8/15/13		1,515	1,578
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1, 5.136% 8/10/13		140	144
Tennessee Valley Authority:
5.25% 9/15/39		5,600	7,382
5.375% 4/1/56		7,000	9,665
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			128,142
U.S. Treasury Obligations - 18.8%
U.S. Treasury Bonds:
2.75% 8/15/42		96,235	94,776
3% 5/15/42		152,146	157,994
5.25% 2/15/29		18,341	25,740
5.375% 2/15/31		37,677	54,537
6.125% 8/15/29 (k)		13,232	20,324
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/16		$ 2,850	$ 3,666
7.5% 11/15/24		10,690	17,244
7.625% 2/15/25		11,000	17,971
7.875% 2/15/21		6,800	10,381
8.125% 5/15/21		9,286	14,454
9.875% 11/15/15		11,595	15,023
U.S. Treasury Notes:
0.125% 7/31/14		8,828	8,810
0.25% 4/30/14		252,994	253,068
0.25% 5/31/14		51,462	51,480
0.25% 8/31/14		14,000	14,004
0.25% 9/15/14		18,231	18,233
0.25% 12/15/14		10,000	9,998
0.25% 7/15/15		91,225	91,090
0.25% 8/15/15		75,026	74,909
0.25% 9/15/15		66,690	66,575
0.5% 8/15/14		47,582	47,814
0.5% 7/31/17		61,952	61,662
0.625% 7/15/14		23,946	24,111
0.625% 9/30/17		79,327	79,327
0.75% 6/15/14		15,459	15,595
0.75% 6/30/17		55,795	56,231
0.875% 11/30/16		24,887	25,293
0.875% 7/31/19		117,841	116,782
1% 9/30/16		85,787	87,623
1% 10/31/16		32,941	33,641
1% 9/30/19		26,839	26,738
1.25% 10/31/15		13,777	14,163
1.375% 11/30/15		14,493	14,962
1.625% 8/15/22 (g)		36,588	36,559
1.75% 5/15/22		43,558	44,188
1.875% 6/30/15		17,707	18,471
1.875% 8/31/17		7,700	8,175
1.875% 9/30/17		5,400	5,731
1.875% 10/31/17		13,764	14,611
2% 2/15/22		12,935	13,458
2.125% 11/30/14		49,092	51,067
2.125% 5/31/15		4,493	4,710
2.375% 8/31/14		13,000	13,529
2.375% 9/30/14		8,471	8,832
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 10/31/14		$ 49,620	$ 51,802
2.375% 2/28/15		55,000	57,772
2.375% 7/31/17		20,000	21,697
2.375% 6/30/18		27,978	30,489
2.5% 3/31/15		58,749	62,008
2.625% 7/31/14		12,927	13,491
2.625% 4/30/16		3,137	3,386
2.75% 11/30/16		10,000	10,934
3% 9/30/16		8,408	9,253
3% 2/28/17		66,584	73,763
3.125% 10/31/16		20,033	22,180
3.125% 1/31/17		30,990	34,450
4.5% 5/15/17		13,745	16,215
TOTAL U.S. TREASURY OBLIGATIONS			2,250,990
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.578% 12/7/20 (NCUA Guaranteed) (l)		4,172	4,186
Series 2011-R1 Class 1A, 0.678% 1/8/20 (NCUA Guaranteed) (l)		6,582	6,608
Series 2011-R4 Class 1A, 0.608% 3/6/20 (NCUA Guaranteed) (l)		3,741	3,750
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,637
2.35% 6/12/17 (NCUA Guaranteed)		31,000	33,022
3% 6/12/19 (NCUA Guaranteed)		18,004	19,908
3.45% 6/12/21 (NCUA Guaranteed)		25,300	28,494
TOTAL OTHER GOVERNMENT RELATED			99,605
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,416,853)			2,478,737
U.S. Government Agency - Mortgage Securities - 3.1%
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - 0.3%
2.192% 10/1/35 (l)		$ 63	$ 66
2.223% 11/1/33 (l)		149	159
2.3% 9/1/33 (l)		655	693
2.3% 11/1/35 (l)		580	607
2.384% 2/1/36 (l)		150	161
2.512% 1/1/35 (l)		368	394
2.533% 3/1/33 (l)		179	192
2.558% 6/1/36 (l)		52	56
2.572% 9/1/36 (l)		156	166
2.63% 6/1/47 (l)		195	209
2.645% 2/1/37 (l)		709	762
2.703% 7/1/35 (l)		303	325
2.733% 11/1/36 (l)		61	65
2.868% 5/1/36 (l)		88	95
2.996% 4/1/36 (l)		563	605
3.213% 8/1/35 (l)		1,014	1,090
3.5% 1/1/26 to 9/1/26		166	178
4.5% 8/1/41		910	1,000
5% 5/1/22 to 9/1/22		9,203	10,023
5.5% 5/1/15 to 4/1/21		5,750	6,231
5.984% 3/1/37 (l)		98	106
6% 6/1/16 to 10/1/38		878	967
6.5% 1/1/13 to 8/1/36		10,604	12,202
7.5% 1/1/28		33	39
TOTAL FANNIE MAE			36,391
Freddie Mac - 0.5%
2.153% 1/1/36 (l)		98	104
2.16% 6/1/33 (l)		397	420
2.195% 3/1/35 (l)		191	201
2.2% 3/1/37 (l)		50	53
2.357% 5/1/37 (l)		117	125
2.361% 2/1/37 (l)		74	78
2.375% 5/1/37 (l)		83	89
2.47% 8/1/37 (l)		173	186
2.478% 6/1/37 (l)		43	45
2.492% 4/1/35 (l)		56	61
2.522% 2/1/36 (l)		13	13
2.601% 1/1/37 (l)		462	495
2.633% 7/1/35 (l)		473	506
2.638% 4/1/37 (l)		149	160
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
2.673% 7/1/35 (l)		$ 314	$ 337
2.699% 10/1/35 (l)		405	434
2.726% 10/1/36 (l)		463	497
2.76% 5/1/37 (l)		1,386	1,490
2.76% 5/1/37 (l)		749	805
2.79% 6/1/37 (l)		312	336
2.83% 6/1/37 (l)		83	90
2.865% 9/1/35 (l)		85	92
2.97% 4/1/37 (l)		9	9
3.055% 7/1/36 (l)		177	190
3.454% 10/1/35 (l)		75	81
4% 3/1/42 to 4/1/42		17,241	18,897
4.5% 8/1/33 to 10/1/41		6,449	7,041
5.5% 11/1/18 to 7/1/35		19,603	21,279
6.5% 2/1/13 to 3/1/22		1,815	1,980
8.5% 3/1/20		3	3
TOTAL FREDDIE MAC			56,097
Ginnie Mae - 2.3%
4% 9/15/25		842	913
4.5% 3/15/25 to 6/15/25		9,245	10,087
4.515% 3/20/62 (q)		12,209	13,927
4.55% 5/20/62 (q)		21,819	24,943
4.556% 12/20/61 (q)		12,958	14,749
4.604% 3/20/62 (q)		6,341	7,255
4.626% 3/20/62 (q)		4,474	5,115
4.65% 3/20/62 (q)		3,986	4,565
4.684% 1/20/62 (q)		13,856	15,834
4.751% 12/20/60 (q)		3,409	3,841
4.804% 3/20/61 (q)		8,013	9,084
4.834% 3/20/61 (q)		14,266	16,182
5.492% 4/20/60 (q)		9,349	10,787
5.612% 4/20/58 (q)		5,545	5,913
6% 6/15/36 to 12/20/38		63,433	71,878
6.5% 8/20/38 to 9/20/38		59,633	67,549
7% 9/15/25 to 8/15/31		36	41
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Ginnie Mae - continued
7.5% 2/15/22 to 8/15/28		$ 65	$ 75
8% 9/15/26 to 12/15/26		9	11
TOTAL GINNIE MAE			282,749
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $368,700)			375,237
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 0.515% 2/25/15 (l)	EUR	700	890
Class C2, 0.695% 2/25/15 (l)	EUR	400	505
Leek Finance PLC:
Series 17X Class A2A, 0.9069% 12/21/37 (l)	GBP	155	256
Series 18X Class BC, 1.038% 9/21/38 (l)	EUR	600	732
TOTAL ASSET-BACKED SECURITIES (Cost $2,499)			2,383
Collateralized Mortgage Obligations - 4.2%

U.S. Government Agency - 4.2%
Fannie Mae:
floater:
Series 2006-114 Class FN, 0.5165% 12/25/36 (l)		4,927	4,931
Series 2008-76 Class EF, 0.7165% 9/25/23 (l)		1,383	1,389
Series 2010-15 Class FJ, 1.1465% 6/25/36 (l)		11,514	11,697
Series 2010-86 Class FE, 0.6665% 8/25/25 (l)		1,600	1,609
Series 2011-104 Class FK, 0.5865% 3/25/39 (l)		8,152	8,174
Series 2011-63 Class FL, 0.6165% 7/25/41 (l)		12,667	12,723
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		55	58
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,624
Series 2003-70 Class BJ, 5% 7/25/33		890	1,000
Series 2004-80 Class LD, 4% 1/25/19		945	971
Series 2005-19 Class PA, 5.5% 7/25/34		3,533	3,918
Series 2005-52 Class PB, 6.5% 12/25/34		508	538
Series 2005-64 Class PX, 5.5% 6/25/35		3,441	3,853
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,700
Series 2010-44 Class FM, 5% 5/25/40		4,970	5,831
Series 2011-126 Class KB, 4% 12/25/41		3,844	4,286
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2012-94 Class E, 3% 6/25/22		$ 6,378	$ 6,735
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		188	203
Series 2004-91 Class Z, 5% 12/25/34		4,834	5,497
Series 2004-95 Class AN, 5.5% 1/25/25		708	743
Series 2005-117, Class JN, 4.5% 1/25/36		808	925
Series 2005-14 Class ZB, 5% 3/25/35		2,102	2,375
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	4,009
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,856
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,678
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	4,047
Series 2009-59 Class HB, 5% 8/25/39		2,880	3,263
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	6,248
Series 2009-82 Class FD, 1.0665% 10/25/39 (l)		5,297	5,396
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		995	87
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		1,654	137
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		4,679	657
Series 2010-39 Class FG, 1.1365% 3/25/36 (l)		6,486	6,617
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		3,389	283
Series 2011-67 Class AI, 4% 7/25/26 (n)		1,964	177
Freddie Mac:
floater:
Series 240 Class F30, 0.5208% 7/15/36 (l)		9,321	9,336
Series 2630 Class FL, 0.7208% 6/15/18 (l)		50	50
Series 2711 Class FC, 1.1208% 2/15/33 (l)		4,554	4,631
Series 3419 Class FD, 0.9908% 2/15/38 (l)		5,280	5,369
Series 3835 Class FC, 0.5708% 5/15/38 (l)		13,748	13,768
floater planned amortization class Series 2770 Class FH, 0.6208% 3/15/34 (l)		3,977	3,996
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		113	125
Series 2115 Class PE, 6% 1/15/14		14	15
Series 2376 Class JE, 5.5% 11/15/16		198	212
Series 2381 Class OG, 5.5% 11/15/16		122	129
Series 2425 Class JH, 6% 3/15/17		258	279
Series 2672 Class MG, 5% 9/15/23		3,360	3,902
Series 2684 Class FP, 0.7208% 1/15/33 (l)		6,222	6,240
Series 2695 Class DG, 4% 10/15/18		3,865	4,091
Series 2996 Class MK, 5.5% 6/15/35		341	385
Series 3415 Class PC, 5% 12/15/37		1,879	2,055
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3737 Class GB, 4.5% 4/15/39		$ 6,770	$ 7,651
Series 3763 Class QA, 4% 4/15/34		3,408	3,679
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		344	385
Series 2627 Class BG, 3.25% 6/15/17		9	9
Series 2877 Class ZD, 5% 10/15/34		6,279	7,073
Series 2987 Class HE, 4.5% 6/15/20		4,080	4,356
Series 3277 Class B, 4% 2/15/22		2,800	3,079
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,694
Series 3578, Class B, 4.5% 9/15/24		3,740	4,107
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,330
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6985% 1/20/38 (l)		560	564
Series 2007-59 Class FC, 0.7185% 7/20/37 (l)		2,084	2,102
Series 2008-73 Class FA, 1.0785% 8/20/38 (l)		3,138	3,195
Series 2008-83 Class FB, 1.1185% 9/20/38 (l)		3,187	3,245
Series 2009-108 Class CF, 0.8208% 11/16/39 (l)		3,051	3,080
Series 2009-116 Class KF, 0.7508% 12/16/39 (l)		2,697	2,718
Series 2009-127 Class FA, 0.7685% 9/20/38 (l)		3,349	3,380
Series 2010-14 Class QF, 0.6708% 2/16/40 (l)		12,265	12,392
Series 2010-53 Class FC, 1.0385% 4/20/40 (l)		6,551	6,659
Series 2010-9 Class FA, 0.7408% 1/16/40 (l)		3,930	3,963
Series 2010-H17 Class FA, 0.5635% 7/20/60 (l)(q)		6,492	6,413
Series 2010-H18 Class AF, 0.5447% 9/20/60 (l)(q)		6,793	6,726
Series 2010-H19 Class FG, 0.5447% 8/20/60 (l)(q)		8,644	8,560
Series 2010-H27 Series FA, 0.6247% 12/20/60 (l)(q)		2,575	2,560
Series 2011-75:
Class FG, 0.6185% 5/20/41 (l)		6,834	6,874
Class FM, 0.6185% 5/20/41 (l)		7,420	7,464
Series 2011-H03 Class FA, 0.7447% 1/20/61 (l)(q)		8,369	8,374
Series 2011-H05 Class FA, 0.7447% 12/20/60 (l)(q)		4,747	4,749
Series 2011-H07 Class FA, 0.7447% 2/20/61 (l)(q)		7,746	7,749
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H12 Class FA, 0.7347% 2/20/61 (l)(q)		$ 10,294	$ 10,294
Series 2011-H13 Class FA, 0.7447% 4/20/61 (l)(q)		4,231	4,233
Series 2011-H14:
Class FB, 0.7447% 5/20/61 (l)(q)		4,679	4,682
Class FC, 0.7447% 5/20/61 (l)(q)		4,766	4,768
Series 2011-H17 Class FA, 0.7747% 6/20/61 (l)(q)		6,276	6,288
Series 2011-H21 Class FA, 0.8447% 10/20/61 (l)(q)		6,983	7,021
Series 2012-H01 Class FA, 0.9447% 11/20/61 (l)(q)		5,619	5,680
Series 2012-H03 Class FA, 0.9447% 1/20/62 (l)(q)		3,462	3,500
Series 2012-H06 Class FA, 0.8747% 1/20/62 (l)(q)		5,416	5,456
Series 2012-H07 Class FA, 0.8747% 3/20/62 (l)(q)		3,206	3,230
floater planned amortization class Series 2007-35 Class KF, 0.5208% 6/16/37 (l)		5,549	5,559
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		2,222	2,285
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		1,569	1,622
Series 2010-99 Class PT, 3.5% 8/20/33		1,898	1,972
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		2,610	488
Series 2011-61 Class OP, 5/20/40 (o)		4,686	4,269
Series 2011-79 Class PO, 6/20/40 (o)		8,109	7,573
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,607
Series 2010-42 Class OP, 4/20/40 (o)		10,660	9,999
Series 2010-H13 Class JA, 5.46% 10/20/59 (q)		9,538	10,540
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		11,716	13,323
Series 2010-H17 Class XP, 5.3019% 7/20/60 (l)(q)		16,919	19,245
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		12,795	14,471
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,263	12,372
Class ZC, 5.5% 7/16/34		11,701	13,924
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-64 Class KB, 3.0685% 5/20/41 (l)		$ 2,830	$ 3,114
Series 2012-97 Class JF, 0.4708% 8/16/42 (l)		5,001	5,007
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $496,985)			507,470
Commercial Mortgage Securities - 1.3%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3253% 10/22/37 (l)	GBP	1,000	1,011
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18		3,521	3,624
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19		23,080	23,541
Series K011 Class A2, 4.084% 11/25/20		2,480	2,871
Series K014 Class A2, 3.871% 4/25/21		6,110	7,001
Series K015 Class A2, 3.23% 7/25/21		3,280	3,602
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		8,940	10,195
Series K006 Class A2, 4.251% 1/25/20		14,020	16,303
Series K017 Class A2, 2.873% 12/25/21		15,590	16,661
Series K705 Class A1, 1.626% 7/25/18		9,434	9,714
Series K710 Class A2, 1.883% 5/25/19		10,266	10,573
Series K706:
Class A1, 1.691% 6/25/18		7,230	7,431
Class A2, 2.323% 10/25/18		13,350	14,131
Series K709 Class A1, 1.56% 10/25/18		5,585	5,741
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18		12,110	12,793
Series K501 Class A2, 1.655% 11/25/16		5,440	5,619
German Residential Asset Note Distributor PLC Series 1 Class A, 0.704% 7/20/16 (l)	EUR	1,096	1,377
REC Plantation Place Ltd. Series 5 Class A, 0.989% 7/25/16 (Reg. S) (l)	GBP	858	1,351
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $150,632)			153,539
Foreign Government and Government Agency Obligations - 22.1%
		Principal Amount (000s) (e)	Value (000s)
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 10,703	$ 8,429
2.5% 12/31/38 (f)		11,325	4,173
7% 9/12/13		39,945	39,661
7% 10/3/15		22,570	20,670
Aruba Government 4.625% 9/14/23 (h)		2,395	2,395
Bahamian Republic 6.95% 11/20/29 (h)		3,450	4,071
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		17,160	16,946
8.95% 1/26/18		4,495	4,428
Bermuda Government 4.138% 1/3/23 (h)		2,490	2,621
Brazilian Federative Republic:
7.125% 1/20/37		7,325	11,070
8.25% 1/20/34		5,230	8,643
10.125% 5/15/27		7,900	14,279
12.25% 3/6/30		4,560	9,325
Canadian Government:
1% 2/1/14	CAD	36,350	36,939
2% 6/1/16	CAD	95,500	99,889
3.25% 6/1/21	CAD	61,850	71,144
5% 6/1/37	CAD	39,350	59,908
Central Bank of Nigeria warrants 11/15/20 (a)(p)		2,750	495
City of Buenos Aires 12.5% 4/6/15 (h)		11,880	11,999
Colombian Republic:
6.125% 1/18/41		4,640	6,264
7.375% 9/18/37		5,750	8,826
10.375% 1/28/33		6,740	12,301
11.75% 2/25/20		2,910	4,729
Congo Republic 3% 6/30/29 (f)		12,003	9,663
Croatia Republic:
6.25% 4/27/17 (h)		11,075	11,989
6.375% 3/24/21 (h)		5,415	6,011
6.625% 7/14/20 (h)		4,855	5,450
6.75% 11/5/19 (h)		5,885	6,635
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		1,570	1,688
6.25% 10/4/20 (h)		7,435	8,123
6.25% 7/27/21 (h)		3,640	3,986
7.4% 1/22/15 (h)		5,470	5,962
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Dominican Republic:
1.2754% 8/30/24 (l)		$ 6,063	$ 5,578
7.5% 5/6/21 (h)		6,865	7,740
9.04% 1/23/18 (h)		3,071	3,447
El Salvador Republic:
7.625% 2/1/41 (h)		1,545	1,723
7.65% 6/15/35 (Reg. S)		2,435	2,679
8.25% 4/10/32 (Reg. S)		1,435	1,693
European Economic Community:
2.75% 4/4/22 (Reg. S)	EUR	2,375	3,274
3.75% 4/4/42	EUR	4,325	6,565
European Union 2.75% 9/21/21	EUR	14,000	19,360
Finnish Government:
1.625% 9/15/22	EUR	8,500	10,818
2.75% 7/4/28	EUR	5,950	8,151
French Government:
OAT:
3% 4/25/22	EUR	37,650	51,778
4.5% 4/25/41	EUR	5,325	8,535
2.5% 7/25/16	EUR	13,350	18,372
4% 4/25/55	EUR	5,750	8,610
Gabonese Republic 8.2% 12/12/17 (h)		2,150	2,602
Georgia Republic 6.875% 4/12/21 (h)		6,170	7,034
German Federal Republic:
0.5% 4/7/17	EUR	55,100	71,133
1.75% 10/9/15	EUR	5,275	7,116
1.75% 7/4/22	EUR	72,100	95,545
2.5% 2/27/15	EUR	27,125	36,919
3.25% 7/4/15	EUR	7,900	11,039
3.25% 7/4/21	EUR	28,465	42,716
3.25% 7/4/42	EUR	18,350	28,929
Ghana Republic:
8.5% 10/4/17 (h)		3,040	3,549
14.25% 7/29/13	GHS	3,400	1,755
14.99% 3/11/13	GHS	9,468	4,949
15.65% 6/3/13	GHS	1,965	1,027
Guatemalan Republic 5.75% 6/6/22 (h)		3,160	3,516
Hungarian Republic:
4.75% 2/3/15		17,130	17,148
7.625% 3/29/41		9,185	10,287
Indonesian Republic:
4.875% 5/5/21 (h)		7,605	8,708
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Indonesian Republic: - continued
5.25% 1/17/42 (h)		$ 7,660	$ 8,723
5.875% 3/13/20 (h)		7,290	8,784
6.625% 2/17/37 (h)		5,025	6,658
6.875% 1/17/18 (h)		4,330	5,304
7.75% 1/17/38 (h)		7,700	11,473
8.5% 10/12/35 (Reg. S)		7,615	12,061
11.625% 3/4/19 (h)		8,270	12,632
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		13,335	12,068
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		26,802	35,360
5.5% 12/4/23		12,355	16,324
Italian Republic:
4% 2/1/17	EUR	23,500	30,583
4.25% 8/1/14	EUR	62,950	83,539
4.25% 2/1/15	EUR	15,150	20,169
4.25% 3/1/20	EUR	35,500	44,727
4.5% 7/15/15	EUR	24,750	33,080
5% 3/1/22	EUR	67,100	86,594
5% 9/1/40	EUR	24,675	28,414
Japan Government:
0.2% 1/15/13	JPY	1,570,000	20,123
0.2% 2/15/13	JPY	4,759,650	61,008
1.1% 6/20/20	JPY	9,025,000	120,801
1.9% 9/20/30	JPY	3,330,000	44,948
2% 9/20/40	JPY	1,600,000	21,132
Jordanian Kingdom 3.875% 11/12/15		2,235	2,185
Latvian Republic:
5.25% 2/22/17 (h)		5,730	6,317
5.25% 6/16/21 (h)		2,365	2,667
Lebanese Republic:
4% 12/31/17		11,644	11,411
4.75% 11/2/16		1,700	1,683
5.15% 11/12/18		1,425	1,429
Lithuanian Republic:
6.125% 3/9/21 (h)		5,290	6,308
6.625% 2/1/22 (h)		4,370	5,419
7.375% 2/11/20 (h)		5,755	7,316
Peruvian Republic:
4% 3/7/27 (f)		5,671	5,671
5.625% 11/18/50		3,435	4,448
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Peruvian Republic: - continued
7.35% 7/21/25		$ 1,765	$ 2,579
8.75% 11/21/33		7,650	13,292
Philippine Republic:
7.5% 9/25/24		1,095	1,558
7.75% 1/14/31		5,875	8,989
9.5% 2/2/30		7,505	12,975
9.875% 1/15/19		2,590	3,749
10.625% 3/16/25		5,865	10,278
Polish Government:
3% 3/17/23		2,870	2,820
6.375% 7/15/19		6,950	8,583
Provincia de Cordoba 12.375% 8/17/17 (h)		7,625	6,329
Republic of Iceland 5.875% 5/11/22 (h)		6,980	7,608
Republic of Iraq 5.8% 1/15/28 (Reg. S)		14,970	13,698
Republic of Namibia 5.5% 11/3/21 (h)		3,650	4,070
Republic of Nigeria:
0% 3/7/13	NGN	207,000	1,240
6.75% 1/28/21 (h)		2,705	3,070
16.9% 6/6/13	NGN	61,000	353
Republic of Senegal 8.75% 5/13/21 (h)		1,245	1,506
Republic of Serbia 6.75% 11/1/24 (h)		23,417	22,948
Republic of Zambia 5.375% 9/20/22 (h)		1,885	1,893
Romanian Republic 6.75% 2/7/22 (h)		7,252	8,140
Russian Federation:
3.25% 4/4/17 (h)		4,200	4,421
4.5% 4/4/22 (h)		4,000	4,460
5.625% 4/4/42 (h)		9,000	10,812
7.5% 3/31/30 (Reg. S)		45,496	57,439
11% 7/24/18 (Reg. S)		2,690	3,921
12.75% 6/24/28 (Reg. S)		15,175	29,534
Slovakia Republic 4.375% 5/21/22 (h)		8,565	9,026
State of Qatar 5.75% 1/20/42 (h)		3,530	4,465
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,495	1,605
Turkish Republic:
0% 5/15/13	TRY	3,300	1,759
5.125% 3/25/22		3,795	4,212
5.625% 3/30/21		4,440	5,062
6% 1/14/41		5,940	6,905
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Turkish Republic: - continued
6.25% 9/26/22		$ 4,590	$ 5,519
6.75% 4/3/18		6,910	8,206
6.75% 5/30/40		5,740	7,319
6.875% 3/17/36		12,320	15,662
7% 9/26/16		6,940	8,068
7% 3/11/19		2,895	3,532
7.25% 3/15/15		7,380	8,210
7.25% 3/5/38		8,050	10,727
7.375% 2/5/25		11,780	15,314
7.5% 7/14/17		7,820	9,404
7.5% 11/7/19		6,990	8,816
8% 2/14/34		2,075	2,941
11.875% 1/15/30		5,715	10,801
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		6,970	6,412
Ukraine Government:
6.25% 6/17/16 (h)		4,495	4,309
6.75% 11/14/17 (h)		2,525	2,408
7.65% 6/11/13 (h)		13,170	13,269
7.75% 9/23/20 (h)		3,430	3,361
7.95% 2/23/21 (h)		3,575	3,557
9.25% 7/24/17 (h)		5,745	6,039
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,542
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	46,800	79,408
4.25% 12/7/40	GBP	39,575	78,511
4.5% 3/7/13	GBP	2,100	3,453
5% 3/7/25	GBP	7,800	16,904
6% 12/7/28	GBP	2,625	6,399
United Mexican States:
4.75% 3/8/44		2,766	3,084
5.125% 1/15/20		5,048	6,032
5.75% 10/12/10		5,866	7,054
6.05% 1/11/40		12,210	16,331
6.75% 9/27/34		10,225	14,571
7.5% 4/8/33		2,900	4,408
8.3% 8/15/31		2,600	4,193
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		6,370	9,953
8% 11/18/22		1,003	1,456
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		$ 97,601	$ 2,904
6% 12/9/20		4,800	3,624
7% 3/31/38		4,180	3,062
7.75% 10/13/19 (Reg. S)		7,025	6,094
8.5% 10/8/14		5,855	5,884
9% 5/7/23 (Reg. S)		19,535	17,210
9.25% 9/15/27		12,155	10,940
9.25% 5/7/28 (Reg. S)		6,930	6,098
9.375% 1/13/34		6,605	5,862
10.75% 9/19/13		5,608	5,748
11.75% 10/21/26 (Reg. S)		10,915	10,997
11.95% 8/5/31 (Reg. S)		17,470	17,819
12.75% 8/23/22		22,615	24,085
13.625% 8/15/18		4,940	5,311
Vietnamese Socialist Republic:
1.5032% 3/12/16 (l)		3,933	3,579
4% 3/12/28 (f)		15,100	12,231
6.875% 1/15/16 (h)		8,250	8,993
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,403,741)			2,648,279
Common Stocks - 0.3%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	122,400	2,060
Automobiles - 0.0%
General Motors Co. (a)	6,679	152
General Motors Co.:
warrants 7/10/16 (a)	133,743	1,843
warrants 7/10/19 (a)	133,743	1,105
Motors Liquidation Co. GUC Trust (a)	36,934	620
		3,720
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (a)(r)(s)	4,989,172	$ 7,683
Station Holdco LLC warrants 6/15/18 (a)(r)(s)	198,954	10
		7,693
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc.:
warrants 3/9/17 (a)(s)	636,272	0
warrants 6/22/19 (a)(s)	32,078	241
RDA Holding Co. warrants 2/19/14 (a)(s)	9,559	0
		306
TOTAL CONSUMER DISCRETIONARY		13,779
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	142,776	649
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,500	188
Building Products - 0.1%
Nortek, Inc. (a)	266,722	14,598
Nortek, Inc. warrants 12/7/14 (a)	7,154	36
		14,634
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	487
Class B (a)	2,029	162
		649
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (a)(h)	406,682	6,336
TOTAL INDUSTRIALS		21,814
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	$ 579
Spansion, Inc. Class A	7,866	94
		673
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	467	24
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	4,139	299
Metals & Mining - 0.0%
Aleris International, Inc. (a)(s)	38,307	1,796
TOTAL MATERIALS		2,119
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	197
TOTAL COMMON STOCKS (Cost $60,435)		39,231
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	4,000	4,250
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	57,438	410
TOTAL CONVERTIBLE PREFERRED STOCKS		4,660
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Commercial Banks - 0.1%
Wells Fargo & Co. 5.20% (a)	482,680	12,164
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (h)	32,379	30,112
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375% (a)	390,000	$ 9,758
TOTAL FINANCIALS		52,034
TOTAL PREFERRED STOCKS (Cost $46,520)		56,694
Floating Rate Loans - 4.5%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 3.75% 9/26/19 (l)		$ 1,215	1,218
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (l)		2,295	2,341
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4665% 1/28/18 (l)		3,600	3,276
Mesquite Gaming LLC term loan 8.5% 8/1/15 (l)		285	242
NP Opco, LLC Tranche B, term loan 5.5% 9/18/19 (l)		1,985	1,990
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (l)		900	896
Wok Acquisition Corp. Tranche B, term loan 6.25% 6/22/19 (l)		1,185	1,197
			11,160
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (l)		1,445	1,467
Media - 0.3%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (l)		3,821	3,830
Clear Channel Capital I LLC Tranche B, term loan 3.8655% 1/29/16 (l)		9,445	7,721
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (l)		900	906
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	9	9
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (l)		6,960	6,612
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (l)		$ 1,890	$ 1,892
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (l)		12,778	12,874
			33,844
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (l)		19,675	19,921
Michaels Stores, Inc. Tranche B1, term loan 2.6875% 10/31/13 (l)		6,686	6,686
			26,607
TOTAL CONSUMER DISCRETIONARY			73,078
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (l)		1,210	1,215
Tranche 2LN, term loan 9.75% 3/26/20 (l)		545	553
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (l)		2,365	2,389
Tranche B 1LN, term loan 6.2733% 2/21/18 (l)		399	403
U.S. Foodservice term loan 5.75% 3/31/17 (l)		8,047	7,927
			12,487
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (l)		2,290	2,296
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (l)		4,641	4,647
			6,943
TOTAL CONSUMER STAPLES			19,430
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (l)		3,242	3,262
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (l)		4,860	4,866
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (l)		5,904	6,022
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (l)		$ 11,050	$ 11,022
Panda Sherman Power, LLC term loan 9% 9/14/18 (l)		2,000	2,010
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (l)		1,270	1,276
			28,458
FINANCIALS - 0.7%
Diversified Financial Services - 0.3%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (l)		16,795	16,985
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (l)		3,816	3,816
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 9/20/19		7,625	7,635
			28,436
Insurance - 0.3%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (l)		18,074	18,188
Tranche 2nd LN, term loan 9% 5/24/19 (l)		3,645	3,772
Tranche B-1 1LN, term loan 4.75% 7/23/17 (l)		4,820	4,838
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/20/16 (l)		1,215	1,213
Tranche B 2LN, term loan 5% 9/20/18 (l)		730	727
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (l)		9,815	10,428
			39,166
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2458% 10/10/13 (l)		358	340
Credit-Linked Deposit 4.4958% 10/10/16 (l)		681	674
term loan 4.478% 10/10/16 (l)		9,812	9,714
			10,728
TOTAL FINANCIALS			78,330
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
DaVita, Inc. Tranche A, term loan 2.72% 10/20/15 (l)		$ 6,905	$ 6,854
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (l)		11,961	12,006
			18,860
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (l)		12,739	12,771
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche B, term loan 9/16/19		4,380	4,380
TOTAL HEALTH CARE			36,011
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (l)		1,714	1,712
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.12% 12/31/18 (l)		8,579	8,107
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (l)		11,986	11,867
US Airways Group, Inc. term loan 2.7155% 3/23/14 (l)		10,208	9,978
			29,952
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (l)		2,065	2,124
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 9/11/19 (l)		2,545	2,558
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (l)		1,095	1,107
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (l)		4,646	4,669
			8,334
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (l)		15,178	14,571
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (l)		1,062	1,067
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (l)		$ 8,851	$ 8,873
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (l)		4,753	4,783
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (l)		638	636
Tranche D, term loan 2.8% 5/13/14 (l)(t)		1,123	1,121
			1,757
TOTAL INDUSTRIALS			73,173
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (l)		12,617	12,664
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (l)		2,474	2,477
Flextronics International Ltd.:
Tranche B A1, term loan 2.4655% 10/1/14 (l)		961	957
Tranche B A2, term loan 2.4655% 10/1/14 (l)		2,064	2,056
Tranche B A3, term loan 2.4655% 10/1/14 (l)		2,408	2,399
Tranche B-A, term loan 2.4655% 10/1/14 (l)		3,344	3,331
			11,220
IT Services - 0.0%
First Data Corp. Tranche 1LN, term loan 5.2155% 9/24/18 (l)		6,115	5,993
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV:
term loan 4.5% 3/4/17 (l)		5,846	5,919
Tranche A 2LN, term loan 5.5% 3/4/17 (l)		7,039	7,171
Tranche A6, term loan 5.25% 3/19/19 (l)		15,089	15,316
			28,406
Software - 0.2%
Kronos, Inc.:
Tranche B 1LN, term loan 5.1123% 6/11/17 (l)		8,512	8,512
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Kronos, Inc.: - continued
Tranche B 2LN, term loan 9.3623% 6/11/18 (l)		$ 1,790	$ 1,830
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 9/24/18 (l)		8,310	8,352
			18,694
TOTAL INFORMATION TECHNOLOGY			76,977
MATERIALS - 0.1%
Chemicals - 0.0%
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (l)		2,921	2,947
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (l)		910	922
			3,869
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (l)		7,246	7,246
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (l)		1,577	1,589
			8,835
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (l)		1,392	1,381
TOTAL MATERIALS			14,085
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. term loan 4.75% 8/1/19 (l)		14,550	14,550
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (l)		4,938	4,950
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.875% 3/31/17 (l)		3,385	3,267
Intelsat Jackson Holdings SA:
term loan 3.2208% 2/1/14 (l)		7,335	7,298
Tranche B, term loan 5.25% 4/2/18 (l)		16,519	16,560
			32,075
TOTAL TELECOMMUNICATION SERVICES			46,625
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
UTILITIES - 0.8%
Electric Utilities - 0.6%
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (l)		$ 3,200	$ 3,224
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7566% 10/10/14 (l)		8,915	6,631
4.7566% 10/10/17 (l)		92,761	63,426
			73,281
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B1, term loan 5% 4/24/18 (l)		2,650	2,670
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (l)		7,814	7,853
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (l)		5,815	5,859
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (l)		8,964	9,009
			22,721
TOTAL UTILITIES			98,672
TOTAL FLOATING RATE LOANS (Cost $542,839)			544,839
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)		5,622	5,341
Goldman Sachs 1.25% 12/14/19 (l)		5,152	4,894
1.25% 12/14/19 (l)		1,681	1,597
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $10,917)			11,832
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (m) (Cost $39,099)	574,640	60,056
Preferred Securities - 0.2%
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 5,610	$ 6,114
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (i)(l)	2,035	2,350
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (i)(l)	3,065	3,352
8.125% (i)(l)	2,245	2,516
		5,868
TOTAL FINANCIALS		8,218
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (i)	350	373
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	7,940	7,982
TOTAL PREFERRED SECURITIES (Cost $20,097)		22,687
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 5.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b) (Cost $630,226)	630,226,104	$ 630,226
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $11,304,499)		11,957,036
NET OTHER ASSETS (LIABILITIES) (c) - 0.3%		35,457
NET ASSETS - 100%		$ 11,992,493
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4.5% 10/1/42	$ (900)	(974)
Freddie Mac
4% 10/1/42	(17,200)	(18,489)
4.5% 10/1/42	(6,400)	(6,885)
TOTAL FREDDIE MAC		(25,374)
TOTAL TBA SALE COMMITMENTS (Proceeds $26,359)		$ (26,348)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
600 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	$ 80,091	$ 496
544 CBOT 2-Year U.S. Treasury Note Contracts	Dec. 2012	119,969	40
28 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	4,626	(35)
77 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	11,502	97
TOTAL TREASURY CONTRACTS		$ 216,188	$ 598
The face value of futures purchased as a percentage of net assets is 1.8%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 2,400	$ 67
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral of $60,361,000 received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,024,911,000 or 16.9% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,275,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,730,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 185
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 62
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,268

(t) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $899,000 and $896,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 678
Fidelity Floating Rate Central Fund	4,167
Total	$ 4,845
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 123,932	$ -	$ 69,770	$ 60,056	3.8%
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,029	$ 5,780	$ 4,250	$ 7,999
Consumer Staples	1,059	-	649	410
Financials	52,034	12,164	39,870	-
Industrials	21,814	14,786	-	7,028
Information Technology	673	673	-	-
Materials	2,119	323	-	1,796
Utilities	197	197	-	-
Corporate Bonds	4,425,826	-	4,425,226	600
U.S. Government and Government Agency Obligations	2,478,737	-	2,478,737	-
U.S. Government Agency - Mortgage Securities	375,237	-	375,237	-
Asset-Backed Securities	2,383	-	2,383	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 507,470	$ -	$ 507,470	$ -
Commercial Mortgage Securities	153,539	-	153,539	-
Foreign Government and Government Agency Obligations	2,648,279	-	2,642,113	6,166
Floating Rate Loans	544,839	-	544,830	9
Sovereign Loan Participations	11,832	-	1,597	10,235
Fixed-Income Funds	60,056	60,056	-	-
Preferred Securities	22,687	-	22,687	-
Other	-	-	-	-
Money Market Funds	630,226	630,226	-	-
Total Investments in Securities:	$ 11,957,036	$ 724,205	$ 11,198,588	$ 34,243
Derivative Instruments:
Assets
Futures Contracts	$ 633	$ 633	$ -	$ -
Swap Agreements	67	-	67	-
Total Assets	$ 700	$ 633	$ 67	$ -
Liabilities
Futures Contracts	$ (35)	$ (35)	$ -	$ -
Total Derivative Instruments:	$ 665	$ 598	$ 67	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (26,348)	$ -	$ (26,348)	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $11,256,935,000. Net unrealized appreciation aggregated $700,101,000, of which $813,531,000 related to appreciated investment securities and $113,430,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012